Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring
Schedule of Restructuring Expenses

€ millions	2023	2022	2021
Employee-related restructuring expenses	-222	-85	-25
Onerous contract-related restructuring expenses and restructuring-related impairment losses	8	-52	-132
 Restructuring expenses	-215	-138	-157

Schedule of Restructuring Expenses by Functional Area

€ millions	2023	2022	2021
Cost of cloud	7	20	-127
Cost of software licenses and support	-8	-9	-6
Cost of services	-31	-70	-13
Research and development	-42	-16	-12
Sales and marketing	-121	-58	3
General and administration	-19	-4	-2
 Restructuring expenses	-215	-138	-157